As filed with the Securities and Exchange Commission on May 18, 2012

File Nos.	333-179856

United States
Securities and Exchange Commission
Washington, D.C.  20549

FORM N-14
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.  ____
Post-Effective Amendment No.  __1__

The Value Line Tax Exempt Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

(212) 907-1900
(Area Code and Telephone Number)

7 Times Square, 21st Floor,
New York, New York 10036-6524
(Address of Principal Executive Offices: Number, Street, City, State, Zip Code)

Mitchell E. Appel
The Value Line Tax Exempt Fund, Inc.
7 Times Square, 21st Floor,
New York, New York 10036-6524
(Name and Address of Agent for Service)

Copy to:
Leonard A. Pierce, Esq.
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, MA 02109
(617) 526-6440

Calculation of Registration Fee under the Securities Act of 1933:
No filing fee is due because of reliance on Section 24(f) of the Investment Company Act of 1940, which permits registration of an indefinite number of securities.

Title of Securities Being Registered:
Shares of capital stock of the Registrant.

It is proposed that this filing will become effective immediately on May 18, 2012 pursuant to Rule 485(b) under the Securities Act of 1933.

PART C:  OTHER INFORMATION

ITEM 15.  INDEMNIFICATION

     No change from the information set forth in Item 30 of Post-Effective Amendment No. 30 of the Acquiring Fund, filed July 1, 2011, which information is incorporated herein by reference.

ITEM 16.  EXHIBITS

(1) Articles of Incorporation.*

(2) By-laws.*

(3) Not applicable.

(4) Agreement and Plan of Reorganization. †††

(5) Instruments Defining Rights of Security Holders. Reference is made to Article Sixth of the Articles of Incorporation filed as Exhibit (a) to Post-Effective Amendment No. 16.*

(6) Investment Advisory Agreement. †

(7) Distribution Agreement. †

(8) Not applicable.

(9) Custodian Agreement.*

(10) Service and Distribution Plan.**

(11) Legal Opinion.††

(12) Opinion as to tax matters and consent, filed herewith as Exhibit 12.

(13) (a) Administration Agreement with State Street Bank and Trust Company.***

(b) Fee Waiver Agreement .†

(c) Fee Waiver Agreement of the Acquired Fund.†††

(d) Fee Waiver Agreement of the Acquiring Fund.†††

(14) Consent of Independent Registered Public Accounting Firm.†††

(15) Not Applicable.

(16) Powers of Attorney.††

(17) (a) Code of Ethics of the Acquiring Fund. †

(b) Form of Proxy Card. †††

* Filed as an exhibit to Post-Effective Amendment No. 16 of the Acquiring Fund, filed April 29, 1999, and incorporated herein by reference.

** Filed as an exhibit to Post-Effective Amendment No. 17 of the Acquiring Fund, filed April 28, 2000, and incorporated herein by reference.

*** Filed as an exhibit to Post-Effective Amendment No. 25, filed June 28, 2007, and incorporated herein by reference.

†  Filed as an exhibit to Post-Effective Amendment No. 29 of the Acquiring Fund, filed April 29, 2011, and incorporated herein by reference.

†† Filed as an exhibit to the Registration Statement on Form N-14, filed March 2, 2012, and incorporated herein by reference.

††† Filed as an exhibit to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-14, filed March 27, 2012, and incorporated herein by reference.

ITEM 17. UNDERTAKINGS.

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this Registration  Statement by any person or party which is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering  prospectus will contain the information called for by the applicable registration form for the reoffering by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES
    Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets all requirements for effectiveness of this Amendment to the Registration Statement on Form N-14 pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of New York on the 18th day of May, 2012.

THE VALUE LINE TAX EXEMPT FUND, INC.
By:	/s/ Mitchell E. Appel
Mitchell E. Appel President, Chief Executive Officer

    Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement on Form N-14 has been signed below by the following persons in the capacities and on the dates indicated.

	Signature	Title	Date
*
		Director	May 18, 2012
Joyce E. Heinzerling
*
		Director	May 18, 2012
Francis C. Oakley
*
		Director	May 18, 2012
David H. Porter
*
		Director	May 18, 2012
Paul Craig Roberts
*
		Director	May 18, 2012
Nancy-Beth Sheerr
*
		Director	May 18, 2012
Daniel S. Vandivort

	/s/ Mitchell E. Appel Mitchell E. Appel	Director, President and Chief Executive Officer (Principal Executive Officer)	May 18, 2012

	/s/ Emily D. Washington	Treasurer, Secretary and Principal Financial and Accounting Officer	May 18, 2012
Emily D. Washington

*By:	/s/ Mitchell E. Appel
Mitchell E. Appel Attorney-in-Fact*
* Pursuant to the powers of attorney filed as an exhibit to the Registration Statement on Form N-14, filed March 2, 2012.

Exhibit Index
The following exhibit is filed as part of this Registration Statement:

Exhibit No.	Description

(12)	Opinion as to Tax Matters and Consent
C-4